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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Milbank Winthrop & Co.
Address: 654 Madison Avenue
         Suite 550
         New York, New York  10021

Form 13F File Number: 28-4023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Bennett
Title:   Principal
Phone:   (212) 980-2500

Signature, Place, and Date of Signing:


         /s/ Janice Bennett      New York, New York  May 9, 2000
              [Signature]           [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     91

Form 13F Information Table Value Total:     $146,390
                                            [thousands]


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                        MILBANK WINTHROP & CO. 13F REPORT MARCH 31, 2000

                                                                              Item #6                       Item #8
                                              Item #4        Item #5    INVESTMENT DISCRETION          VOTING AUTHORITY
                                              FAIR
                       Item #2                MARKET         SHARES OR               SHARED
                       TITLE      Item #3     VALUE          PRINCIPAL   SOLE SHARED OTHER  Item #7    SOLE  SHARED  NONE
NAME OF ISSUER         OF CLASS    CUSIP      (x$1,000)      AMOUNT      (A)  (B)    (C)    MANAGERS   (A)   (B)     (C)
--------------         --------    ------     ---------      ----------  ---- ------ ------ --------   ----  ------  ----

ABBOTT LABS             COMMON    002824100       214,644        6,100    X                             6,100   0     0
ADC TELECOMMUNICATION   COMMON    000886101    12,422,497      230,580    X                           230,580   0     0
AEGON N V - ORD AMER    COMMON    007924103       477,687        5,934    X                             5,934   0     0
AFLAC INC               COMMON    001055102     1,833,891       40,250    X                            40,250   0     0
AMERICAN EXPRESS CO     COMMON    025816109     5,156,961       34,625    X                            34,625   0     0
AMERICAN INTL GROUP I   COMMON    026874107     2,571,498       23,484    X                            23,484   0     0
AMERICAN TOWER CORP C   COMMON    029912201     4,967,125      100,600    X                           100,600   0     0
AT & T CORP.            COMMON    001957109     2,911,469       51,702    X                            51,702   0     0
ATLANTIC RICHFIELD CO   COMMON    048825103       252,620        2,972    X                             2,972   0     0
AT&T CORP LIBERTY MED   COMMON    001957208     1,719,588       28,992    X                            28,992   0     0
BELLSOUTH CORP          COMMON    079860102     1,858,688       39,652    X                            39,652   0     0
BERKSHIRE HATHAWAY IN   COMMON    084670108     1,029,600           18    X                                18   0     0
BIOTECHNOLOGY INVESTM   COMMON    090995110       143,862       33,834    X                            33,834   0     0
BP AMOCO ADS            COMMON    055622104     1,927,543       36,198    X                            36,198   0     0
BRIGGS & STRATTON COR   COMMON    109043109       509,539       12,390    X                            12,390   0     0
BRISTOL MYERS SQUIBB    COMMON    110122108     3,968,360       68,420    X                            68,420   0     0
CBS CORPORATION         COMMON    12490K107       401,528        7,091    X                             7,091   0     0
CHEMFAB CORP COM        COMMON    16361L102     1,459,429       99,790    X                            99,790   0     0
CHEVRON CORP            COMMON    166751107       519,684        5,622    X                             5,622   0     0
CHUBB CORP              COMMON    171232101     2,817,356       41,700    X                            41,700   0     0
CISCO SYS INC           COMMON    17275R102     1,002,898       12,972    X                            12,972   0     0
CNET NETWORKS INC COM   COMMON    12613R104     1,084,713       21,400    X                            21,400   0     0
COCA COLA CO            COMMON    191216100     1,086,932       23,157    X                            23,157   0     0
COMPUTER ASSOC INTL I   COMMON    204912109       357,966        6,048    X                             6,048   0     0
CORNING INC             COMMON    219350105     6,958,877       35,870    X                            35,870   0     0
DEERE & CO              COMMON    244199105       433,200       11,400    X                            11,400   0     0
DISNEY WALT PRODTNS     COMMON    254687106       649,110       15,736    X                            15,736   0     0
DOCUNET INC. CDT-PFD    COMMON    25616A200        26,562       12,500    X                            12,500   0     0
DOVER CORP              COMMON    260003108     2,901,225       60,600    X                            60,600   0     0
DU PONT E I DE NEMOUR   COMMON    263534109       293,327        5,541    X                             5,541   0     0
E TOWN COM              COMMON    269242103       906,815       14,337    X                            14,337   0     0
ELECTRONIC DATA SYSTE   COMMON    285661104       454,319        7,078    X                             7,078   0     0
EXXON MOBIL CORPORATI   COMMON    30231G102     8,237,448      105,693    X                           105,693   0     0
FEDERAL HOME LOAN MTG   COMMON    313400301     1,988,438       45,000    X                            45,000   0     0
FEDERAL NAT MORTGAGE    COMMON    313586109       995,500       17,600    X                            17,600   0     0
FIRST UNION CORP        COMMON    337358105       607,175       16,300    X                            16,300   0     0
FORD MOTOR              COMMON    345370100       202,125        4,400    X                             4,400   0     0
GEMSTAR INTERNATIONAL   COMMON    G3788V106       622,554        7,239    X                             7,239   0     0



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GENERAL ELECTRIC COMP   COMMON    369604103    10,418,160       66,944    X                            66,944   0     0
GILLETTE CO             COMMON    375766102       555,325       14,735    X                            14,735   0     0
GTE CORP                COMMON    362320103       306,010        4,310    X                             4,310   0     0
HEWLETT PACKARD CO      COMMON    428236103       369,187        2,785    X                             2,785   0     0
IMS HEALTH INC COM      COMMON    449934108       233,738       13,800    X                            13,800   0     0
INTEL CORP              COMMON    458140100     2,105,986       15,962    X                            15,962   0     0
INTERNATIONAL BUSINES   COMMON    459200101       724,402        6,139    X                             6,139   0     0
INTERPUBLIC GROUP COS   COMMON    460690100     1,393,875       29,500    X                            29,500   0     0
JEFFERSON PILOT CORP    COMMON    475070108       266,250        4,000    X                             4,000   0     0
JOHNSON & JOHNSON       COMMON    478160104     1,573,600       22,400    X                            22,400   0     0
LEHMAN BROS HLDGS INC   COMMON    524908100       424,860        4,380    X                             4,380   0     0
MCI WORLDCOM INC        COMMON    55268B106       772,170       17,041    X                            17,041   0     0
MELLON FINL CORP        COMMON    58551A108       238,000        8,000    X                             8,000   0     0
MERCK & CO              COMMON    589331107     5,023,924       80,868    X                            80,868   0     0
MICROSOFT CORP          COMMON    594918104       393,125        3,700    X                             3,700   0     0
MILLIPORE CORP          COMMON    601073109       677,250       12,000    X                            12,000   0     0
MINNESOTA MNG & MFG C   COMMON    604059105     1,038,395       11,725    X                            11,725   0     0
MONSANTO CO             COMMON    611662107       224,540        4,360    X                             4,360   0     0
MORGAN J.P. & CO INC    COMMON    616880100       423,313        3,213    X                             3,213   0     0
MOTOROLA INC            COMMON    620076109       890,746        6,101    X                             6,101   0     0
NESTLE SA SPONSORED A   FOREIGN   641069406       215,064        2,400    X                             2,400   0     0
NEWELL RUBBERMAID INC   COMMON    651229106     1,699,110       68,478    X                            68,478   0     0
NORTHERN TRUST CORP     COMMON    665859104     2,594,400       38,400    X                            38,400   0     0
NUCOR CORP              COMMON    670346105       210,000        4,200    X                             4,200   0     0
NUI CORP                COMMON    629430109       515,094       19,907    X                            19,907   0     0
ORACLE CORP             COMMON    68389X105     2,806,659       35,954    X                            35,954   0     0
POTASH CORP SASK INC    COMMON    73755L107     2,270,000       45,400    X                            45,400   0     0
PRISON RLTY CORP COM    COMMON    74264N105       289,106       94,402    X                            94,402   0     0
PROCTER & GAMBLE CO     COMMON    742718109     2,758,612       48,825    X                            48,825   0     0
PROVIDIAN FINL CORP     COMMON    74406A102       899,167       10,380    X                            10,380   0     0
QUALCOMM INC COM        COMMON    747525103     1,594,658       10,680    X                            10,680   0     0
READERS DIGEST ASSN I   COMMON    755267101     3,116,538       88,100    X                            88,100   0     0
REGIS CORP MINN         COMMON    758932107     3,694,534      249,420    X                           249,420   0     0
ROYAL DUTCH PETRO-NY    COMMON    780257804     1,728,247       29,894    X                            29,894   0     0
SBC COMMUNICATIONS, I   COMMON    78387G103       391,341        9,290    X                             9,290   0     0
SCHLUMBERGER            COMMON    806857108     1,445,697       18,898    X                            18,898   0     0
SIGMA ALDRICH CORP      COMMON    826552101     1,357,188       50,500    X                            50,500   0     0
SPDR TR UNIT SER 1      COMMON    78462F103       428,569        2,850    X                             2,850   0     0
SUN MICROSYSTEM INC     COMMON    866810104       206,147        2,200    X                             2,200   0     0
TEXACO INC              COMMON    881694103       526,481        9,795    X                             9,795   0     0
TEXAS INSTRUMENTS INC   COMMON    882508104     1,312,000        8,200    X                             8,200   0     0
TIME WARNER INC         COMMON    887315109     2,390,000       23,900    X                            23,900   0     0
TRANSOCEAN SEDCO FORE   COMMON    G90078109       233,010        4,541    X                             4,541   0     0
TRICO MARINE SVCS INC   COMMON    896106101       130,425       14,800    X                            14,800   0     0
TYCO INTL LTD NEW COM   COMMON    902124106       360,900        7,200    X                             7,200   0     0
UNITED WTR RES INC      COMMON    913190104       704,556       20,275    X                            20,275   0     0
US BANCORP              COMMON    902973106       518,437       23,700    X                            23,700   0     0
VIACOM INC CL B         COMMON    925524308     4,262,200       80,800    X                            80,800   0     0
VODAFONE GROUP PLC SP   COMMON    92857T107     1,150,699       20,710    X                            20,710   0     0
WALGREEN COMPANY        COMMON    931422109       885,800       34,400    X                            34,400   0     0
WARNER LAMBERT CO       COMMON    934488107       449,362        4,600    X                             4,600   0     0




WELLS FARGO NEW         COMMON    949746101     1,066,020       26,160    X                            26,160   0     0
ZEMEX CDA CORP COM      COMMON    988910105       154,547       18,733    X                            18,733   0     0
                                              146,390,177

















































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